STATEMENT OF CASH FLOWS - D Boral A R C Merger Corporation [Member]	Dec. 31, 2025 USD ($)
Cash flow from operating activities:
Net loss	$ 590
Changes in operating assets and liabilities:
Accrued expenses	590
Net cash used in operating activities
Cash flows from investing activities:
Net cash used in investing activities
Cash flow from financing activities:
Net cash provided by financing activities
Net change in cash
Cash at the beginning of the period
Cash at the end of the period
Supplemental disclosure of non-cash financing activities:
Common stock issued to initial shareholder for subscription fee	$ 100